Intangible assets, net - Amortization expenses (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Estimated amortization expenses
Impairment of Intangible Assets, Finite-lived	¥ 15.6	¥ 0.0
Longye
Estimated amortization expenses
Amortization expense	¥ 2.1	¥ 2.1